YieldMax Target 12 Semiconductor Option Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)

COMMON STOCKS - 69.7%	Shares	Value
Semiconductors - 66.3%(a)
Advanced Micro Devices, Inc. (b)(c)(d)	3,184	$815,486
Analog Devices, Inc. (c)(d)	1,752	410,196
Applied Materials, Inc. (c)(d)	2,923	681,351
ARM Holdings PLC - ADR (b)(c)(d)	3,341	567,369
ASE Technology Holding Co. Ltd. - ADR (c)(d)	7,331	117,369
ASML Holding NV (c)(d)	1,331	1,409,835
Broadcom, Inc. (c)(d)	432	159,680
Intel Corp. (b)(c)(d)	32	1,280
KLA Corp. (c)(d)	341	412,180
Lam Research Corp. (c)(d)	3,603	567,328
Marvell Technology, Inc. (c)(d)	3,692	346,088
Microchip Technology, Inc. (c)(d)	2,030	126,713
Micron Technology, Inc. (c)(d)	4,030	901,793
Monolithic Power Systems, Inc. (c)(d)	182	182,910
NVIDIA Corp. (c)(d)	13	2,632
NXP Semiconductors NV (c)(d)	911	190,508
ON Semiconductor Corp. (b)(c)(d)	1,863	93,299
QUALCOMM, Inc. (c)(d)	3,444	623,020
STMicroelectronics NV (c)(d)	3,320	81,241
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)(d)	6,184	1,857,859
Teradyne, Inc. (c)(d)	702	127,596
Texas Instruments, Inc. (c)(d)	2,960	477,922
United Microelectronics Corp. - ADR (c)(d)	9,261	71,402
		10,225,057

Software - 3.4%
Cadence Design Systems, Inc. (b)(c)(d)	901	305,160
Synopsys, Inc. (b)(c)(d)	483	219,195
		524,355
TOTAL COMMON STOCKS (Cost $9,123,828)		10,749,412

PURCHASED OPTIONS - 10.9% (b)	Notional Amount	Contracts
Call Options - 10.9% (c)(e)(f)
Advanced Micro Devices, Inc., Expiration: 11/21/2025; Exercise Price: $270.00	$793,972	31	36,812
Applied Materials, Inc., Expiration: 11/21/2025; Exercise Price: $250.00	675,990	29	14,645
ARM Holdings PLC, Expiration: 11/21/2025; Exercise Price: $190.00	560,406	33	16,500
ASML Holding NV, Expiration: 11/21/2025; Exercise Price: $1,160.00	1,376,999	13	13,000
Broadcom, Inc.
Expiration: 11/07/2025; Exercise Price: $260.00	1,071,927	29	320,160
Expiration: 11/21/2025; Exercise Price: $420.00	1,219,779	33	10,313
Cadence Design Systems, Inc., Expiration: 11/21/2025; Exercise Price: $375.00	304,821	9	1,620
Intel Corp.
Expiration: 11/07/2025; Exercise Price: $30.00	755,811	189	188,527
Expiration: 11/21/2025; Exercise Price: $44.00	755,811	189	20,601
KLA Corp., Expiration: 11/21/2025; Exercise Price: $1,250.00	362,622	3	10,500
Lam Research Corp., Expiration: 11/21/2025; Exercise Price: $155.00	566,856	36	33,120
Marvell Technology, Inc., Expiration: 11/21/2025; Exercise Price: $105.00	337,464	36	7,020
Microchip Technology, Inc., Expiration: 11/21/2025; Exercise Price: $80.00	124,840	20	500
Micron Technology, Inc., Expiration: 11/21/2025; Exercise Price: $230.00	895,080	40	46,600
Monolithic Power Systems, Inc., Expiration: 11/21/2025; Exercise Price: $1,160.00	100,500	1	825
NVIDIA Corp.
Expiration: 11/07/2025; Exercise Price: $145.00	2,814,611	139	805,158
Expiration: 11/21/2025; Exercise Price: $210.00	2,814,611	139	91,740
NXP Semiconductors NV, Expiration: 11/21/2025; Exercise Price: $240.00	188,208	9	877
ON Semiconductor Corp., Expiration: 11/21/2025; Exercise Price: $65.00	90,144	18	900
QUALCOMM, Inc., Expiration: 11/21/2025; Exercise Price: $175.00	615,060	34	38,590
STMicroelectronics NV, Expiration: 11/21/2025; Exercise Price: $31.00	70,963	29	73
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/21/2025; Exercise Price: $330.00	1,832,623	61	15,555
Teradyne, Inc., Expiration: 11/21/2025; Exercise Price: $185.00	127,232	7	5,145
Texas Instruments, Inc.
Expiration: 11/21/2025; Exercise Price: $182.50	96,876	6	333
Expiration: 11/21/2025; Exercise Price: $200.00	371,358	23	241
TOTAL PURCHASED OPTIONS (Cost $1,616,851)			1,679,355

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 22.8%		Shares
First American Government Obligations Fund - Class X, 4.03% (d)(g)		3,507,126	3,507,126
TOTAL MONEY MARKET FUNDS (Cost $3,507,126)			3,507,126

TOTAL INVESTMENTS - 103.4% (Cost $14,247,805)			15,935,893
Liabilities in Excess of Other Assets - (3.4)%			(524,082)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$15,411,811
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of October 31, 2025 is $11,238,402.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax Target 12 Semiconductor Option Income ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

WRITTEN OPTIONS - (3.9)%	Notional Amount	Contracts	Value
Call Options - (3.9)%(a)(b)
Advanced Micro Devices, Inc., Expiration: 11/21/2025; Exercise Price: $260.00	$(793,972)	(31)	$(48,980)
Analog Devices, Inc., Expiration: 11/21/2025; Exercise Price: $260.00	(398,021)	(17)	(1,573)
Applied Materials, Inc., Expiration: 11/21/2025; Exercise Price: $240.00	(675,990)	(29)	(23,998)
ARM Holdings PLC, Expiration: 11/21/2025; Exercise Price: $180.00	(560,406)	(33)	(26,235)
ASE Technology Holding Co. Ltd., Expiration: 11/21/2025; Exercise Price: $15.00	(116,873)	(73)	(9,672)
ASML Holding NV, Expiration: 11/21/2025; Exercise Price: $1,100.00	(1,376,999)	(13)	(31,200)
Broadcom, Inc., Expiration: 11/21/2025; Exercise Price: $390.00	(1,219,779)	(33)	(29,288)
Cadence Design Systems, Inc., Expiration: 11/21/2025; Exercise Price: $355.00	(304,821)	(9)	(4,995)
Intel Corp., Expiration: 11/21/2025; Exercise Price: $42.00	(755,811)	(189)	(30,051)
KLA Corp., Expiration: 11/21/2025; Exercise Price: $1,200.00	(362,622)	(3)	(17,400)
Lam Research Corp., Expiration: 11/21/2025; Exercise Price: $150.00	(566,856)	(36)	(43,830)
Marvell Technology, Inc., Expiration: 11/21/2025; Exercise Price: $100.00	(337,464)	(36)	(11,520)
Microchip Technology, Inc., Expiration: 11/21/2025; Exercise Price: $75.00	(124,840)	(20)	(1,100)
Micron Technology, Inc., Expiration: 11/21/2025; Exercise Price: $220.00	(895,080)	(40)	(65,500)
Monolithic Power Systems, Inc., Expiration: 11/21/2025; Exercise Price: $1,120.00	(100,500)	(1)	(1,245)
NVIDIA Corp., Expiration: 11/21/2025; Exercise Price: $200.00	(2,814,611)	(139)	(156,027)
NXP Semiconductors NV, Expiration: 11/21/2025; Exercise Price: $230.00	(188,208)	(9)	(1,800)
ON Semiconductor Corp., Expiration: 11/21/2025; Exercise Price: $60.00	(90,144)	(18)	(1,746)
QUALCOMM, Inc., Expiration: 11/21/2025; Exercise Price: $170.00	(615,060)	(34)	(51,340)
STMicroelectronics NV
Expiration: 11/21/2025; Exercise Price: $28.00	(17,129)	(7)	(70)
Expiration: 11/21/2025; Exercise Price: $29.00	(63,622)	(26)	(260)
Synopsys, Inc., Expiration: 11/21/2025; Exercise Price: $520.00	(181,528)	(4)	(930)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/21/2025; Exercise Price: $320.00	(1,832,623)	(61)	(27,755)
Teradyne, Inc., Expiration: 11/21/2025; Exercise Price: $180.00	(127,232)	(7)	(6,825)
Texas Instruments, Inc.
Expiration: 11/21/2025; Exercise Price: $175.00	(96,876)	(6)	(696)
Expiration: 11/21/2025; Exercise Price: $190.00	(371,358)	(23)	(1,127)
United Microelectronics Corp., Expiration: 11/21/2025; Exercise Price: $8.00	(70,932)	(92)	(1,380)
TOTAL WRITTEN OPTIONS (Premiums received $474,374)			$(596,543)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

YieldMax Target 12 Semiconductor Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$10,749,412	$–	$–	$10,749,412
Purchased Options	–	1,679,355	–	1,679,355
Money Market Funds	3,507,126	–	–	3,507,126
Total Investments	$14,256,538	$1,679,355	$–	$15,935,893

Liabilities:
Investments:
Written Options	$–	$(596,543)	$–	$(596,543)
Total Investments	$–	$(596,543)	$–	$(596,543)

Refer to the Schedule of Investments for further disaggregation of investment categories.